Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Employees Country Brand	Dec. 31, 2022 USD ($) Employees		Dec. 31, 2021 USD ($) Employees
Disclosure Of Corporate Information [line items]
Number of employees | Employees	154,540	165,193	[1]	167,966	[1]
Revenue | $	$ 59,380	$ 57,786	[2]	$ 54,304	[2]
Anheuser-Busch InBev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	155,000
Number of countries where the entity operates | Country	50
Revenue | $	$ 59,400
Anheuser-Busch InBev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years

[1]	Amended to conform to the 2023 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.